Loss per share - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrants
Anti-dilutive securities
Convertible notes (in shares)	23,871,971,000	23,871,971,000	23,871,971,000
Options
Anti-dilutive securities
Convertible notes (in shares)	15,935,056,000	11,260,718,000	12,853,364,000
RSU
Anti-dilutive securities
Convertible notes (in shares)	218,884,000	0	0
PSU
Anti-dilutive securities
Convertible notes (in shares)	792,000,000	0	0
Convertible notes
Anti-dilutive securities
Convertible notes (in shares)	5,652,174,000	5,652,174,000	5,652,174,000